Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 18, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aggregate purchase shares							11,101	13,881	10,915
Investment Income, Interest							$ 152,000	$ 1,146,000	$ 630,000
Deferred Tax Assets, Valuation Allowance							$ 75,558,000	$ 41,473,000
Effective Income Tax Rate Reconciliation, Percent							2.70%	1.00%	(11.90%)
Unrecognized Tax Benefits						$ 2,824,000	$ 5,785,000	$ 4,188,000	$ 2,824,000	$ 1,763,000
GRAF INDUSTRIAL CORP.
Aggregate purchase shares				28,895,338				19,263,558
Cash, FDIC Insured Amount		$ 250,000		$ 250,000				$ 250,000
Business combination tangible assets net		5,000,001		$ 5,000,001				$ 5,000,001
Stock Issued During Period, Shares, New Issues	28,895,338
Number of shares classified outside of permanent equity				11,202,651				21,182,947	22,576,796
Approximate amount of investment income		73,000	$ 1,500,000	$ 846,000	$ 2,900,000
Funds Available For Withdrawn From Trust		55,000	369,000	257,000	612,000			$ 1,179,632	$ 317,669
Investment income on Trust Account, net of taxes and funds available to be withdrawn		18,000	1,100,000	589,000	2,300,000			4,060,158	807,512
Franchise tax expense						103,013		100,350
Net income (loss)		418,000	355,000	3,000,000.0	1,400,000	3,268,294		17,983,088
Deferred Tax Assets, Valuation Allowance						$ 37,594		$ 166,790	$ 37,594
Income attributable to Public Shares		18,000	1,100,000	589,000	2,300,000
Net loss after adjusting for income attributable to Public Shares		436,000	$ 747,000	3,600,000	$ 3,700,000
Effective Income Tax Rate Reconciliation, Percent								(8.40%)	5.00%
Unrecognized Tax Benefits		$ 0		$ 0				$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued								$ 0
GRAF INDUSTRIAL CORP. | Common Stock
Stock Issued During Period, Shares, New Issues						24,376,512
GRAF INDUSTRIAL CORP. | Common Stock
Stock Issued During Period, Shares, New Issues				17,549,365				24,376,512